Strategy Shares Gold-Enhanced Yield ETF (GOLY) (formerly Strategy Shares Gold-Hedged Bond ETF)	January 31, 2025 (Unaudited)

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 81.1%
Communication Services — 6.8%
$ 621,000	Verizon Communications, Inc., 4.52%, 9/15/48	$521,728
552,000	Walt Disney Co. (The), 2.65%, 1/13/31	490,606
		1,012,334
Consumer Discretionary — 5.3%
483,000	Amazon.com, Inc., 1.50%, 6/03/30	411,363
345,000	Home Depot, Inc. (The), 5.88%, 12/16/36	363,721
		775,084
Consumer Staples — 10.7%
529,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	500,179
391,000	BAT Capital Corp., 3.56%, 8/15/27	379,276
437,000	Coca-Cola Co. (The), 1.38%, 3/15/31	359,031
391,000	Costco Wholesale Corp., 1.60%, 4/20/30	336,138
		1,574,624
Energy — 4.4%
391,000	Chevron Corp., 2.24%, 5/11/30	345,046
345,000	MPLX LP, 2.65%, 8/15/30	303,689
		648,735
Financials — 20.1%
161,000	Capital One Financial Corp., 3.80%, 1/31/28	156,168
506,000	Citigroup, Inc., 4.41%, 3/31/31	488,375
368,000	Fiserv, Inc., 3.50%, 7/01/29	346,222
529,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	441,085
483,000	JPMorgan Chase & Co., 4.49%, 3/24/31	472,114
414,000	MetLife, Inc., 4.55%, 3/23/30	409,141
184,000	Northern Trust Corp., 1.95%, 5/01/30	159,712
506,000	Wells Fargo & Co., 3.00%, 10/23/26	491,860
		2,964,677
Health Care — 7.5%
437,000	AbbVie, Inc., 3.20%, 11/21/29	407,327
322,000	Amgen, Inc., 2.20%, 2/21/27	306,470
414,000	CVS Health Corp., 4.30%, 3/25/28	404,239
		1,118,036
Industrials — 7.6%
460,000	Boeing Co. (The), 5.15%, 5/01/30	457,079
299,000	General Electric Co., 5.88%, 1/14/38	310,859

Principal Amount		Value
Corporate Bonds — 81.1% (continued)
Industrials — 7.6% (continued)
345,000	Southwest Airlines Co., 5.13%, 6/15/27	$347,061
		1,114,999
Information Technology — 7.3%
368,000	Apple, Inc., 3.35%, 2/09/27	361,202
368,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	362,464
368,000	Oracle Corp., 5.38%, 7/15/40	352,585
		1,076,251
Materials — 2.7%
299,000	Dow Chemical Co. (The), 3.60%, 11/15/50	204,745
207,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	190,556
		395,301
Real Estate — 3.3%
529,000	Equinix, Inc., 3.20%, 11/18/29	488,057
		488,057
Utilities — 5.4%
483,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	419,791
391,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	370,099
		789,890
Total Corporate Bonds (Cost $12,067,133)		$11,957,988

Yankee Dollars — 5.5%
Communication Services — 2.8%
345,000	Orange SA, 9.00%, 3/01/31	412,341
		412,341
Financials — 2.7%
368,000	Shell International Finance BV, 6.38%, 12/15/38	401,826
		401,826
Total Yankee Dollars (Cost $825,203)		$814,167

Shares		Value
Exchange-Traded Fund — 12.0%
53,800	SSGH Fund, Ltd. CFC ETF	1,777,552
Total Exchange-Traded Fund (Cost $1,345,000)		$1,777,552
Total Investments — 98.6%
(Cost $14,237,336)		$14,549,707
Other Assets less Liabilities — 1.4%		210,013

Net Assets — 100.0%		$14,759,720

Strategy Shares Gold-Enhanced Yield ETF (GOLY) (formerly Strategy Shares Gold-Hedged Bond ETF) (continued)	January 31, 2025 (Unaudited)

* Portfolio of Investments is presented on a consolidated basis.

BV — Besloten Vennootschap (Dutch private limited company)
CFC — Controlled Foreign Corporation
ETF — Exchange-Traded Fund
LLC — Limited Liability Corporation
LP — Limited Partnership
SA — Societe Anonyme (French public limited company)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Receive	Effective Federal Funds Rate(a) + 60 bps	GOLY BCKTGOLY Equity Index	BNP Paribas SA	At Maturity	2/12/26	$13,800,009	$827,820

(a)	The Effective Federal Funds Rate at January 31, 2025 was 4.33%.

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)	January 31, 2025 (Unaudited)

Portfolio of Investments

Principal Amount		Value
U.S. Treasury Obligations — 1.3%
5,000,000	U.S. Treasury Bill, 4.14%^, 7/10/25+	$4,909,616
4,985,000	U.S. Treasury Bill, 4.12%^, 11/28/25+	4,819,013
Total U.S. Treasury Obligations (Cost $9,714,925)		$9,728,629

Shares		Value
Exchange-Traded Funds — 95.6%
435,563	Dimensional Core Fixed Income ETF	18,088,931
890,359	Global X MLP & Energy Infrastructure ETF	55,745,377
1,151,422	Global X U.S. Preferred ETF	22,798,156
248,697	Invesco NASDAQ 100 ETF	53,467,368
343,504	Invesco Taxable Municipal Bond ETF	9,047,895
28,854	iShares Core S&P 500 ETF	17,446,860
843,643	iShares Core U.S. Aggregate Bond ETF	82,170,828
48,090	iShares MBS ETF	4,433,417
546,857	JPMorgan Equity Premium Income ETF	32,248,157
610,060	Schwab 5-10 Year Corporate Bond ETF	13,555,533
1,920,867	Schwab U.S. REIT ETF	40,760,798
3,275,643	SPDR Portfolio Aggregate Bond ETF	82,382,421
1,148,673	SPDR Portfolio High Yield Bond ETF	27,315,444
254,192	SPDR Portfolio S&P 500 ETF	17,996,794
474,034	Utilities Select Sector SPDR Fund ETF	36,917,768
251,444	Vanguard Dividend Appreciation ETF	50,847,006
31,602	Vanguard S&P 500 ETF	17,486,335
1,137,682	Vanguard Total Bond Market ETF	82,299,916
961,808	WisdomTree U.S. Efficient Core Fund ETF	46,339,909
Total Exchange-Traded Funds (Cost $697,307,311)		$711,348,913
Total Investments — 96.9%
(Cost $707,022,236)		$721,077,542
Other Assets less Liabilities — 3.1%		23,298,646

Net Assets — 100.0%		$744,376,188

^ Reflects the effective yield or interest rate in effect at January 31, 2025.

+ This security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security
MLP — Master Limited Partnership
REIT — Real Estate Investment Trust
S&P — Standard and Poor's
SPDR — Standard and Poor's Depositary Receipts

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL) (Continued)	January 31, 2025 (Unaudited)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Receive	Effective Federal Funds Rate(a) + 105 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/13/26	$188,666,949	$ 4,078,168
Receive	Effective Federal Funds Rate(a) + 105 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	2/27/26	56,209,443	1,210,616
							$ 5,288,784

(a)	The Effective Federal Funds Rate at January 31, 2025 was 4.33%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	January 31, 2025 (Unaudited)

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
53,144	iShares 1-3 Year Treasury Bond ETF	$4,373,220
1,300	iShares 7-10 Year Treasury Bond ETF	120,926
9,048	iShares Core MSCI EAFE ETF	665,752
60,944	iShares Core S&P 500 ETF	36,850,399
Total Exchange-Traded Funds (Cost $33,417,052)		$42,010,297
Total Investments — 99.8%
(Cost $33,417,052)		$42,010,297
Other Assets less Liabilities — 0.2%		85,935

Net Assets — 100.0%		$42,096,232

ETF — Exchange-Traded Fund
MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East
S&P — Standard and Poor's